ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS
(In millions)	Amounts included in “Other long-term assets”	Amounts included in “Other long-term liabilities"

Balances as of December 30, 2011	$185.0	$105.6
Additions	209.2	38.9
Reclassification from long-term to short-term	(129.3)	(37.5)
Balances as of December 28, 2012	264.9	107.0
Additions	241.7	59.7
Reclassification from long-term to short-term	(375.5)	(164.5)
Balances as of January 3, 2014	$131.1	$2.2

NOTE 4. ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS

The following table summarizes the components of our accounts receivable and Unbilled Accounts Receivable with the U.S. federal government and with other customers as of January 3, 2014 and December 28, 2012:

	January 3,	December 28,
(In millions)	2014	2012
Accounts receivable:
U.S. federal government	$353.2	$376.2
Others	1,039.4	1,178.6
Total accounts receivable	$1,392.6	$1,554.8
Unbilled Accounts Receivable:
U.S. federal government	$855.7	$892.7
Others	796.9	756.5
Total	1,652.6	1,649.2
Less: Amounts included in Other long-term assets	(131.1)	(264.9)
Unbilled Accounts Receivable	$1,521.5	$1,384.3

As of January 3, 2014 and December 28, 2012, $131.1 million and $264.9 million, respectively, of Unbilled Accounts Receivable are not expected to become billable within twelve months of the balance sheet date and, as a result, are included as a component of “Other long-term assets.” As of January 3, 2014 and December 28, 2012, we reclassified unbilled amounts representing performance-based incentive fee receivables from our work managing chemical demilitarization and nuclear management and decommissioning programs from “Other long-term assets” to Unbilled Accounts Receivable.

We are required contractually to share a portion of the performance-based incentive fees with our employees and subcontractors for some of our projects. These liabilities are accrued concurrently with the related receivables and are not expected to be paid until after the fees are collected, and, as a result, are originally included as a component of “Other long-term liabilities.” As the underlying performance-based incentive fee receivables become current and are reclassified from “Other long-term assets” to Unbilled Accounts Receivable, the corresponding liabilities are also reclassified from “Other long-term liabilities” to “Other current liabilities.”

The following table summarizes the activities of Unbilled Accounts Receivable included in “Other long-term assets” and the corresponding liabilities included in “Other long-term liabilities” for our fiscal years 2013 and 2012:

(In millions)	Amounts included in “Other long-term assets”	Amounts included in “Other long-term liabilities"

Balances as of December 30, 2011	$185.0	$105.6
Additions	209.2	38.9
Reclassification from long-term to short-term	(129.3)	(37.5)
Balances as of December 28, 2012	264.9	107.0
Additions	241.7	59.7
Reclassification from long-term to short-term	(375.5)	(164.5)
Balances as of January 3, 2014	$131.1	$2.2

As of January 3, 2014 and December 28, 2012, “Other current liabilities” included $190.4 million and $51.6 million, respectively, related to performance-based incentive fees payable to our employees and subcontractors.

As of January 3, 2014 and December 28, 2012, we had one project with accounts receivable balances of $81.5 million and $32.6 million, respectively, relating to an outstanding claim. See Note 17, “Commitments and Contingencies,” for further discussion regarding the Department of Energy (“DOE”) Deactivation, Demolition, and Removal Project.